Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

December 30, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Gold Enhanced Options Income ETF, Defiance Silver Enhanced Options Income ETF, Defiance Oil Enhanced Options Income ETF, Defiance Treasury Enhanced Options Income ETF, Defiance Large Cap ex-Mag 7 ETF, Defiance AI & Power Infrastructure ETF, Defiance Nasdaq 100 Income Target ETF, Defiance S&P 500 Income Target ETF and Defiance R2000 Income Target ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective December 23, 2025, and filed electronically as Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A on December 22, 2025.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer

SVP of Legal Services

Tidal Investments LLC, on behalf of Tidal Trust II